Fair Value Disclosure for Non-financial Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Assets	$ 438,095	$ 452,467
Recurring fair value measurement | Investment property | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Investment property | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Investment property | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	$ 47,661	$ 31,540